Note 6 - Other operating income and expenses	12 Months Ended
Dec. 31, 2023
Note 6 - Other operating income and expenses
Note 6 - Other operating income and expenses

6      Other operating income and expenses

	Year ended December 31,
	2023	2022	2021
Other operating income
Net income from other sales	10,960	28,161	10,694
Net rents	4,702	5,084	5,314
Reclassification of currency translation adjustment reserve	878	71,252	-
Tax recovery in Brazilian subsidiaries	-	-	35,568
Bargain purchase gain	3,162	-	-
Result on sale of Venezuela awards	33,341	-	-
Recovery on allowance for doubtful receivables	-	-	379
Other income	-	-	16,290
	53,043	104,497	68,245
Other operating expenses
Contributions to welfare projects and non-profit organizations	15,538	13,668	6,697
Allowance for doubtful receivables	107	346	-
Securities Exchange Commission investigation settlement	-	78,100	-
Other expense	1,628	12,595	-
	17,273	104,709	6,697

Other income, net	35,770	(212)	61,548

Reclassification of currency translation adjustment reserve: During 2022, as result of NKKTubes’ definitive cease of operations, the currency translation adjustment reserve belonging to the shareholders was reclassified to the income statement. For more information see note 36.

Tax recovery in Brazilian subsidiaries: On May 13, 2021, the Brazilian Supreme Court issued a final judgment confirming that in calculating PIS and COFINS (Federal Social Contributions on Gross Revenues), tax payers should exclude from its base the total output of ICMS, calculated on a gross basis. This decision led to a recognition of approximately $53 million tax credit in Brazilian subsidiaries, out of which $36 million were recognized in other operating income and $17 million in financial results (impacting in Finance Income and Finance Cost). In addition the tax charge related to this gain amounted to $12 million.

Bargain purchase gain: This gain relates to the Isoplus anticorrosion coating division acquisition. For more information see note 34 “Business Combinations - Acquisition of Anticorrosion Coating Assets in Italy”.

Result on sale of Venezuela awards: For more information see note 35.

Other income: On November 1, 2021, Tenaris sold 100% of the shares of Geneva Structural Tubes LLC (“Geneva”) to MKK USA Inc., a subsidiary of Maruichi Steel Tube Ltd of Japan for an aggregate price of $24.3 million. The gain of this transaction amounted to approximately $6.8 million.

Securities Exchange Commission investigation settlement: For more information see note 27 “Contingencies, commitments and restrictions to the distribution of profits - Contingencies - Petrobras-related proceedings and claims”.